SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2011
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

At the Board of Directors’ meeting held on April 30, 2008 and October 31, 2008, the Company authorized the repurchase of shares of its common stock pursuant to Article 156 of the Companies Act of Japan, as applied pursuant to Paragraph 3, Article 165 of the Companies Act of Japan, 6,000,000 shares of treasury stock were repurchased during the year ended March 31, 2009. Further at the Board of Directors’ meeting held on January 30, 2009, the Company decided to retire the treasury stock pursuant to the provisions of Article 178 of the Companies Act of Japan. 4,000,000 shares of treasury stock were retired during the year ended March 31, 2009.

The Companies Act of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company should be appropriated as capital reserve or earned reserve (hereinafter called reserve). No further appropriations are required when the total amount of the reserve exceed 25% of capital stock.

After shareholders approval of the declaration of a cash dividend in the amount of ¥ 7,026 million ($ 84,651 thousand) at the annual meeting of shareholders to be held on June 28, 2011 based on a resolution of the Board of Directors, cash dividends will be paid to shareholders of record as of March 31, 2011. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2011.

The amount of retained earnings available for dividends distribution is recorded in the Company’s non-consolidated books and amounted to ¥ 133,749 million ($ 1,611 million) as of March 31, 2011.